Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESCO QQQ TRUST, SERIES 1
Entity Central Index Key	0001067839
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000271435 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ TrustSM, Series 1
Class Name	Invesco QQQ TrustSM, Series 1
Trading Symbol	QQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ TrustSM, Series 1 (the “Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco QQQ TrustSM, Series 1	$9	0.19%*
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19% [1]
Net Assets	$ 371,121,437,386
Holdings Count | Holding	102
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of March 31, 2026)
Fund net assets	$371,121,437,386
Total number of portfolio holdings	102
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of March 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.68%
Apple, Inc.	7.63%
Microsoft Corp.	5.63%
Amazon.com, Inc.	4.58%
Tesla, Inc.	3.80%
Meta Platforms, Inc., Class A	3.46%
Walmart, Inc.	3.44%
Alphabet, Inc., Class A	3.43%
Alphabet, Inc., Class C	3.19%
Broadcom, Inc.	3.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.68%
Apple, Inc.	7.63%
Microsoft Corp.	5.63%
Amazon.com, Inc.	4.58%
Tesla, Inc.	3.80%
Meta Platforms, Inc., Class A	3.46%
Walmart, Inc.	3.44%
Alphabet, Inc., Class A	3.43%
Alphabet, Inc., Class C	3.19%
Broadcom, Inc.	3.00%
* Excluding money market fund holdings, if any.

[1]	Annualized.